UMB SCOUT FUNDS

TAX-FREE MONEY MARKET FUND
(UMTXX)

SEMIANNUAL REPORT   DECEMBER 31, 1999



A no-load mutual fund principally invested in short-term municipal securities, seeking to provide maximum income exempt from federal income tax, consistent with safety of principal and maintenance of liquidity.


TO THE SHAREHOLDERS

The UMB Scout Tax-Free Money Market Fund finished the fourth quarter with a seven-day yield of 3.8%. Short-term, tax-free yields moved sharply higher during the quarter, finishing
82 basis points above second-quarter levels. While a mid-November increase of Fed Funds (to 5.50%) was labeled a "pre-emptive strike" against inflation, market participants continued to debate the likelihood of a pending series of increases in the Funds rate. A brisk economy and lofty equity markets are continuing to drive speculation that the Federal Open Market Committee (FOMC) hasn't finished its tightening moves. A lack of institutional buyers, attributed to Y2K fears, helped drive overnight rates even higher during the final days of the quarter. During that period, we experienced a rare combination of events that resulted in tax-exempt rates moving above taxable rates.

The Fund principally invests in short-term municipal securities and seeks to provide maximum investment income exempt from federal income tax consistent with safety of principal and liquidity.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Income from the Fund may be subject to the federal alternative minimum tax as well as state and local taxes.

Y2K fears in September and October caused issuers to "black out" the timeframe around year-end. This "black out" made it impossible to maintain a maturity schedule through the late-December/early-January period. Our only reasonable strategy was to increase our holdings of overnight maturities - decreasing our average maturity from 25 to 15 days. As mentioned previously, overnight rates spiked during the final weeks of the fourth quarter, and this shorter structure helped bolster returns in the Fund. As the year unfolds, we expect to move the average maturity back to the 25-day range.

The issue of credit enhancement will be an ongoing theme for the Fund. Many issuers of short-term securities rely on outside parties to bolster their ratings via insurance agreements and bank letters of credit. These relationships give the appearance of stronger credit ratings than would be available to the issuers without the insurance.

We continue to maintain what we believe to be a high level of credit quality fund by reviewing issuers' creditworthiness on a "stand-alone" basis, without the enhancement of the insurance provider.

This management style should continue to make the Fund an outstanding option for investors in the upper tax brackets who seek solid yields combined with top-tier credit quality.

We appreciate your continued interest in the UMB Scout Tax-
Free Money Market Fund and welcome your comments and suggestions.

Sincerely,

/S/J. Eric Kelley
J. Eric Kelley
UMB Investment Advisors

FUND DIVERSIFICATION CHART

Shares of the UMB Scout Funds are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. or any other banking institution; nor are they insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. These shares involve investment risks, including the possible loss of the principal invested.


FINANCIAL STATEMENTS DECEMBER 31, 1999
(UNAUDITED)

STATEMENT OF NET ASSETS

        FACE                                                                          MARKET
STATE  AMOUNT  DESCRIPTION                                                            VALUE
ALASKA
$  1,700,000   Valdez Alaska ARCO, 3.85%, due January 21, 2000                    $   1,700,000
ARIZONA
   1,000,000   Salt River Project Agricultural Improvement,
                  Series A, Tax-Exempt Commercial Paper,
                  3.85%, due January 14, 2000                                         1,000,000
   1,000,000   Salt River Project Agricultural Improvement,
                  Series A, Tax-Exempt Commercial Paper,
                  3.85%, due January 19, 2000                                         1,000,000
FLORIDA
     600,000   Dade County Florida, Florida Power & Light Co. Rev.,
                  Var. Rate, due June 1, 2021                                           600,000
   1,300,000   Florida Power Agency,  3.85%, due February 8, 2000                     1,300,000
   2,500,000   Jacksonville Florida, Tax-Exempt Commercial Paper,
                  3.50%, due January 18, 2000                                         2,500,000
   1,000,000   Jacksonville Florida, Tax-Exempt Commercial Paper,
                  3.50%, due January 19, 2000                                         1,000,000
GEORGIA
   2,000,000   Burke County Georgia Development Auth.,
                  Var. Rate, due July 1, 2024                                         2,000,000
     400,000   Richmond Georgia Pollution Control Rev. (Monsanto),
                  Var. Rate, due June 1, 2021                                           400,000
   2,000,000   Muni Elec Auth of Georgia,  3.90%, due February 15, 2000               2,000,000
ILLINOIS
     910,000   Illinois Development Finance Auth., Pollution Control Rev.,
                  (Amoco Oil Co. Project), Var. Rate, due November 1, 2012              910,000
   1,000,000   Sauget Illinois Pollution Control Rev., (Monsanto),
                  Var. Rate, due September 1, 2014                                    1,000,000
     600,000   Sauget Illinois Pollution Control Rev., (Monsanto),
                  Var. Rate, due May 1, 2028                                            600,000
INDIANA
   3,000,000   Sullivan City Indiana Pollution Control Rev.,
                  Tax-Exempt Commercial Paper, 3.85%, due January 14, 2000            3,000,000
IOWA
     500,000   Muscatine County Iowa Pollution Control Rev. (Monsanto Project),
                  Var. Rate, due October 1, 2007                                        500,000
KANSAS
     370,000   Shawnee County Kansas, Temp Note, 3.65%, due May 15, 2000                370,090
KENTUCKY
   1,000,000   Trimble County Kentucky Pollution Control Rev., Series 92A,
                  Tax-Exempt Commercial Paper, 3.85%, due January 20, 2000            1,000,000
LOUISIANA
 $ 1,300,000   St. Charles Parish Louisiana Pollution Control Rev.,
                  Var. Rate, due October 1, 2022                                      1,300,000
MARYLAND
   4,500,000   Baltimore County Maryland, Tax-Exempt Commercial Paper,
                  3.75%, due January 10, 2000                                         4,500,000
MASSACHUSETTS
   1,000,000   Massachusetts State, Series B, Var. Rate, due August 1, 2015           1,000,000
MISSOURI
     760,000   Missouri Environmental Improvement/Energy Auth., State Water
                  Pollution Revolving Fund, 4.00%, due January 1, 2000                  760,000
   2,000,000   Missouri Environmental Improvement/Energy Auth., State Water
                  Pollution Revolving Fund, 3.30%, due February 1, 2000               2,000,000
     500,000   Missouri Environmental Improvement/Energy Auth., State Water
                  Pollution Revolving Fund, 3.30%, due March 1, 2000                    498,842
   3,900,000   Missouri Health & Education Auth., St. Louis University Rev.,
                  Var. Rate, due October 1, 2024                                      3,900,000
   1,000,000   Missouri Health & Education Auth., St. Louis University Rev.,
                  Var. Rate, due September 1, 2030                                    1,000,000
   2,800,000   Missouri Health & Education Auth., Washington University,
                  Var. Rate, due September 1, 2030                                    2,800,000
   1,700,000   Missouri Health & Education Auth., Washington University,
                  Var. Rate, due September 1, 2030                                    1,700,000
   1,000,000   Missouri Health & Education Auth., KC Art Institute,
                  Var. Rate, due November 1, 2029                                     1,000,000
NEBRASKA
   1,000,000   Omaha Public Power District Electric Rev., Series A, Tax-Exempt
                  Commercial Paper, 3.20%, due January 18, 2000                       1,000,000
   1,000,000   Omaha Public Power District Electric Rev., Series A, Tax-Exempt
                  Commercial Paper, 3.75%, due January 18, 2000                       1,000,000
   2,000,000   Omaha Public Power District Electric Rev., Series A, Tax-Exempt
                  Commercial Paper, 3.70%, due February 3, 2000                       1,000,000
   1,250,000   Omaha Public Power District Electric Rev., Series A, Tax-Exempt
                  Commercial Paper, 3.75%, due January 18, 2000                       1,250,000
   1,000,000   Omaha Public Power District Electric Rev., Series A, Tax-Exempt
                  Commercial Paper, 3.85%, due January 18, 2000                       1,000,000
NEW MEXICO
   1,250,000   Hurley New Mexico, Pollution Control Rev.,
                  (Kennecott Sante Fe Project),
                  Var. Rate, due December 1, 2015                                     1,250,000
NORTH CAROLINA
 $ 3,500,000   Wake County North Carolina, Industrial Facility & Pollution
                  Control Auth., (CP&L), Var. Rate, due May 1, 2015                   3,500,000
OKLAHOMA
   2,300,000   Garfield County Oklahoma, Pollution Control Rev., Series A,
                  (Oklahoma Gas & Electric Co.),
                  Var. Rate, due January 1, 2025                                      2,300,000
PENNSYLVANIA
   2,650,000   Beaver County Pennsylvania, Industrial Dev. Auth.,
                  Pollution Control Rev.,
                  Var. Rate, due September 1, 2025                                    2,650,000
RHODE ISLAND
   3,000,000   Rhode Island State, Var. Rate, due June 1, 2018                        3,000,000
SOUTH CAROLINA
   2,000,000   York County South Carolina (Duke Power), Tax-Exempt
                  Commercial Paper, 3.35%, due January 24, 2000                       2,000,000
   1,400,000   York County South Carolina (Duke Power), Tax-Exempt
                  Commercial Paper, 3.40%, due February 2, 2000                       1,400,000
TEXAS
   5,000,000   Austin Texas Combined Utility, Series A, Tax-Exempt
                  Commercial Paper, 3.70%, due January 19, 2000                       5,000,000
   1,000,000   Austin Texas Combined Utility, Series A, Tax-Exempt
                  Commercial Paper, 3.80%, due January 11, 2000                       1,000,000
   1,100,000   Brazos River Auth. Texas, Pollution Control Rev., (Monsanto),
                  Var. Rate, due February 1, 2004                                     1,100,000
   2,000,000   El Paso Texas, Water/Sewer, Tax-Exempt Commercial Paper,
                  3.85%, due January 20, 2000                                         2,000,000
   1,550,000   Gulf Coast Texas Waste Disposal, (Monsanto),
                  Var. Rate, due April 1, 2013                                        1,550,000
   5,000,000   Lower Neches Valley Auth., Pollution Control Rev.,
                  (River Treatment Industrial Deb. Corp.),
                  Var. Rate, due February 1, 2004                                     5,000,000
   1,600,000   Port Authority Texas Naval Dist,
                  Var. Rate, due October 1, 2024                                      1,600,000
UTAH
   1,000,000   Intermountain Power, Series B2, Tax-Exempt Commercial Paper,
                  3.85%, due January 12, 2000                                         1,000,000
   1,100,000   Intermountain Power, Series B2, Tax-Exempt Commercial Paper,
                  3.50%, due January 19, 2000                                         1,100,000
   1,000,000   Intermountain Power, Series B2, Tax-Exempt Commercial Paper,
                  3.50%, due February 1, 2000                                         1,000,000
   1,550,000   Utah State,  Var. Rate, due July 1, 2016                               1,550,000
VIRGINIA
   1,500,000   Alexandria Virginia, Public Improvement, Tax-Exempt
                  Commercial Paper, 4.00%, due January 1, 2000                        1,500,000
   1,600,000   Chesterfield County Virginia, (VEPCO), Tax-Exempt
                  Commercial Paper, 3.90%, due January 13, 2000                       1,600,000
   3,000,000   Louisa County Virginia, Pollution Control Rev.,
                  Tax-Exempt Commercial Paper, 3.25%, due January 18, 2000            3,000,000
WASHINGTON
   1,000,000   Seattle Municipal Light & Power Rev.,
                  3.75%, due February 9, 2000                                         1,000,000
   2,000,000   Seattle Municipal Light & Power Rev.,
                  3.80%, due April 3, 2000                                            2,000,000
   3,500,000   Seattle Municipal Light & Power Rev.,
                  Var. Rate, due November 1, 2018                                     3,500,000
   1,000,000   Seattle Municipal Light & Power Rev.,
                  Var. Rate, due September 1, 2025                                    1,000,000
   1,750,000   Spokane Washington, T/RAN,  3.50%, due January 31, 2000                1,749,527
   1,300,000   Washington State, Public Power Supply, Electric Rev.,
                  Var. Rate,                                                          1,300,000
   2,000,000   Washington State, Public Power Supply, Electric Rev.,
                  Var. Rate, due July 1, 2012                                         2,000,000
   2,400,000   Washington State, Public Power Supply, Electric Rev.,
                  Var. Rate, due July 1, 2017                                         2,400,000
   1,000,000   Washington State, Series B,  Var. Rate, due June 1, 2020               1,000,000
   2,000,000   Washington State, Series B,  Var. Rate, due June 1, 2020               2,000,000
WISCONSIN
   1,000,000   Wisconsin G.O. Tax-Exempt Commercial Paper,
                  3.75%, due January 10, 2000                                         1,000,000
   1,500,000   Wisconsin G.O. Tax-Exempt Commercial Paper,
                  3.75%, due January 11, 2000                                         1,500,000
   3,861,000   Wisconsin G.O. Tax-Exempt Commercial Paper,
                  3.75%, due January 12, 2000                                         3,861,000
   1,400,000   Oak Creek Wisconsin, Pollution Control Rev.,
                  (Wisconsin Electric Power Co.),
                  Var. Rate, due August 1, 2016                                       1,400,000
   3,100,000   Sheboygan Wisconsin, Pollution Control Rev.,
                  (Wisconsin Power & Light Co.),
                  Var. Rate, due August 1, 2014                                       3,100,000
   1,500,000   Sheboygan Wisconsin, Pollution Control Rev.,
                  (Wisconsin Power Co.),
                  Var. Rate, due September 1, 2015                                    1,500,000
WYOMING
     500,000   Lincoln Co. Wyoming Poll Ctrl Rev,
                  Var. Rate, due August 1, 2015                                         500,000

TOTAL INVESTMENTS - 99.88%                                                          121,499,459

Other assets less liabilities - 0.12%                                                   148,721

TOTAL NET ASSETS - 100.00%
(Equivalent to $1.00 per share; 1,000,000,000 shares of $0.01 par value
capital shares authorized; 121,856,618.100 shares outstanding)                    $ 121,648,180

See accompanying Notes to Financial Statements.


FINANCIAL STATEMENTS           DECEMBER 31, 1999 (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

ASSETS:
 Investment securities, at market value                    $  121,499,459
 Interest receivable                                              733,570
 Cash                                                            (483,819)
     Total assets                                             121,749,210
LIABILITIES:
 Dividends payable                                                    315
 Accrued expenses payable                                          (7,895)
     Total liabilities                                             (7,580)
NET ASSETS                                                 $  121,756,790

NET ASSETS CONSIST OF:
 Capital (capital stock and paid-in capital)               $  121,857,756
 Accumulated net realized loss on investment transactions        (100,966)
NET ASSETS APPLICABLE TO OUTSTANDING SHARES                $  121,756,790

Capital shares, $0.01 par value
 Authorized                                                 1,000,000,000

 Outstanding                                                  121,856,618

NET ASSET VALUE PER SHARE                                  $         1.00

See accompanying Notes to Financial Statements.


FINANCIAL STATEMENTS           SIX MONTHS ENDED DECEMBER 31, 1999 (UNAUDITED)

STATEMENT OF OPERATIONS

INVESTMENT INCOME:
 Income:
   Interest                                                $ 2,352,185
 Expenses:
   Management fees                                             347,125
   Government fees                                               9,196
                                                               356,321
     Net investment income                                   1,995,864
     Net increase in net assets resulting from operations  $ 1,995,864

See accompanying Notes to Financial Statements.


FINANCIAL STATEMENTS

Statements of Changes in net assets

                                                  SIX MONTHS ENDED
                                                 DECEMBER 31, 1999     YEAR ENDED
                                                    (UNAUDITED)      JUNE 30, 1999

INCREASE IN NET ASSETS FROM OPERATIONS:
 Net investment income                              $  1,995,864      $  4,103,317
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                                (1,995,864)       (4,103,317)
INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares sold ($1.00 per share)         103,928,571       249,964,370
 Net asset value of shares issued for reinvestment
   of distributions ($1.00 per share)                    285,267           579,679
                                                     104,213,838       250,544,049
 Cost of shares redeemed ($1.00 per share)          (108,564,581)     (247,504,349)
   Net increase (decrease) in net assets from
     capital share transactions                      (25,780,234)       (3,039,700)
     Net increase (decrease) in net assets             4,350,743        (3,039,700)
NET ASSETS:
 Beginning of period                                 126,107,533       123,067,833
 End of period                                      $121,756,790      $126,107,533

See accompanying Notes to Financial Statements.


NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

Investments - Valuation of securities is on the basis of amortized cost which approximates market value. Investment transactions are recorded on the trade date. Investment income and dividends to shareholders are recorded daily and dividends are distributed monthly. Realized gains and losses from investment transactions are reported on the amortized cost basis, which is also used for federal income tax purposes.

Federal Income Taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. At December 31, 1999, the Fund has an accumulated net realized loss on sale of investments for federal income tax purposes of $100,966, which is available to offset future taxable gains.

Amortization - Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Estimates - The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. PURCHASES AND SALES OF SECURITIES - The aggregate amounts of security transactions during the six months ended
December 31, 1999, were as follows:
                                Other than
                             U.S. Government  U.S. Government
                                Securities       Securities
Purchases                     $ 308,281,730      $    -
Proceeds from sales             331,155,200           -

3. MANAGEMENT FEES - UMB Bank, n.a. is the Fund's manager and investment advisor and provides or pays the cost of all management, supervisory and administrative services required in the normal operation of the Fund. This includes investment management; fees of the custodian, independent public accountants and legal counsel; remuneration of officers and directors; rent; and shareholder services, including maintenance of the shareholder accounting system and transfer agency. Not considered normal operating expenses and therefore payable by the Fund are taxes, interest, fees and the other charges of governments and their agencies for qualifying the fund's shares for sale, special accounting and legal fees and brokerage commissions. UMB Bank's management fees are based on average daily net assets of the Fund at the annual rate of .50 of one percent of net assets. Certain officers and/or directors of the Fund are also officers and/or directors of Jones & Babson, Inc., which serves as the Fund's underwriter and distributor.


This report has been prepared for the information of the Shareholders of UMB Scout Tax-Free Money Market Fund, Inc., and is not to be construed as an offering of shares of the Fund. Shares of this Fund, and of the other UMB Scout Funds, are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.


UMB Scout Funds
100% No-Load Mutual Funds
Stock Fund
Stock Select Fund
Regional Fund
WorldWide Fund
WorldWide Select Fund
Capital Preservation Fund
Balanced Fund
Bond Fund
Kansas Tax-Exempt Bond Fund*
Money Market Fund
   Federal Portfolio
   Prime Portfolio
Tax-Free Money Market Fund
*Available in Kansas and Missouri only.

INVESTMENT ADVISORS AND MANAGER
UMB Bank, n.a., Kansas City, Missouri

AUDITORS
Baird, Kurtz & Dobson, Kansas City, Missouri

Legal Counsel
Stradley, Ronon, Stevens & Young, LLP
Philadelphia, Pennsylvania

CUSTODIAN
UMB Bank, n.a., Kansas City, Missouri

UNDERWRITER, DISTRIBUTOR
AND TRANSFER AGENT
Jones & Babson, Inc., Kansas City, Missouri

UMB SCOUT FUNDS

P.O. Box 219757
Kansas City, MO 64121-9757

Toll Free 800-996-2862

www.umb.com

"UMB", "Scout" and the "Scout" design are registered service marks of UMB Financial Corporation.